Deconsolidation (Tables)	12 Months Ended
Dec. 31, 2024
Deconsolidation
Schedule of net assets of entities disposed

	Shenzhen	Qianhai	Shenzhen	Total
	Youmi	Youshi	Tianyuemeng	RMB
Total current assets	190,895	19,941,843	46,349,666	66,482,404
Total other assets		491,638	39,323	530,961
Total assets	190,895	20,433,481	46,388,989	67,013,365
Total current liabilities	1,087,529	9,942,040	41,716,102	52,745,671
Total net assets	(896,634)	10,491,441	4,672,887	14,267,694
Total consideration
Total loss on disposal	(10)	(3,491,441)	(1,672,887)	(5,164,338)